Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Franklin California Tax-Free Trust
Entity Central Index Key	0000773478
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Franklin California Intermediate-Term Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FCCQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin California Intermediate-Term Tax-Free Income Fund for the period July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$75	0.74%
[1]
Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2025, Class A shares of Franklin California Intermediate-Term Tax-Free Income Fund returned 1.39%. The Fund compares its performance to the Bloomberg Municipal M.F. CA Intermediate Index, which returned 3.40% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Underweight bonds with 10 years to maturity
↑	Overweight bonds with two years to maturity
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Security selection in AA rated bonds
↓	Overweight bonds with 20 to 30 years to maturity
↓	Overweight bonds with no external credit rating

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2025

	1 Year	5 Year	10 Year
Class A	1.39	0.26	1.51
Class A (with sales charge)	-0.89	-0.20	1.28
Bloomberg Municipal Bond Index	1.11	0.51	2.20
Bloomberg Municipal M.F. CA Intermediate Index	3.40	0.51	1.95

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,299,143,665
Holdings Count | $ / shares	460	[2]
Advisory Fees Paid, Amount	$ 5,304,036
Investment Company Portfolio Turnover	22.85%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,299,143,665
Total Number of Portfolio Holdings*	460
Total Management Fee Paid	$5,304,036
Portfolio Turnover Rate	22.85%
[2]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin California Intermediate-Term Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FKCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin California Intermediate-Term Tax-Free Income Fund for the period July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$59	0.59%
[3]
Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2025, Class A1 shares of Franklin California Intermediate-Term Tax-Free Income Fund returned 1.55%. The Fund compares its performance to the Bloomberg Municipal M.F. CA Intermediate Index, which returned 3.40% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Underweight bonds with 10 years to maturity
↑	Overweight bonds with two years to maturity
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Security selection in AA rated bonds
↓	Overweight bonds with 20 to 30 years to maturity
↓	Overweight bonds with no external credit rating

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2025

	1 Year	5 Year	10 Year
Class A1	1.55	0.41	1.61
Class A1 (with sales charge)	-0.72	-0.05	1.38
Bloomberg Municipal Bond Index	1.11	0.51	2.20
Bloomberg Municipal M.F. CA Intermediate Index	3.40	0.51	1.95

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,299,143,665
Holdings Count | $ / shares	460	[4]
Advisory Fees Paid, Amount	$ 5,304,036
Investment Company Portfolio Turnover	22.85%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,299,143,665
Total Number of Portfolio Holdings*	460
Total Management Fee Paid	$5,304,036
Portfolio Turnover Rate	22.85%
[4]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin California Intermediate-Term Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FCCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin California Intermediate-Term Tax-Free Income Fund for the period July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$115	1.14%
[5]
Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2025, Class C shares of Franklin California Intermediate-Term Tax-Free Income Fund returned 0.98%. The Fund compares its performance to the Bloomberg Municipal M.F. CA Intermediate Index, which returned 3.40% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Underweight bonds with 10 years to maturity
↑	Overweight bonds with two years to maturity
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Security selection in AA rated bonds
↓	Overweight bonds with 20 to 30 years to maturity
↓	Overweight bonds with no external credit rating

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2025

	1 Year	5 Year	10 Year
Class C	0.98	-0.14	1.05
Class C (with sales charge)	0.00	-0.14	1.05
Bloomberg Municipal Bond Index	1.11	0.51	2.20
Bloomberg Municipal M.F. CA Intermediate Index	3.40	0.51	1.95

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,299,143,665
Holdings Count | $ / shares	460	[6]
Advisory Fees Paid, Amount	$ 5,304,036
Investment Company Portfolio Turnover	22.85%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,299,143,665
Total Number of Portfolio Holdings*	460
Total Management Fee Paid	$5,304,036
Portfolio Turnover Rate	22.85%
[6]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin California Intermediate-Term Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FCCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin California Intermediate-Term Tax-Free Income Fund for the period July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$46	0.46%
[7]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2025, Class R6 shares of Franklin California Intermediate-Term Tax-Free Income Fund returned 1.67%. The Fund compares its performance to the Bloomberg Municipal M.F. CA Intermediate Index, which returned 3.40% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Underweight bonds with 10 years to maturity
↑	Overweight bonds with two years to maturity
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Security selection in AA rated bonds
↓	Overweight bonds with 20 to 30 years to maturity
↓	Overweight bonds with no external credit rating

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2025

	1 Year	5 Year	10 Year
Class R6	1.67	0.52	1.73
Bloomberg Municipal Bond Index	1.11	0.51	2.20
Bloomberg Municipal M.F. CA Intermediate Index	3.40	0.51	1.95

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,299,143,665
Holdings Count | $ / shares	460	[8]
Advisory Fees Paid, Amount	$ 5,304,036
Investment Company Portfolio Turnover	22.85%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,299,143,665
Total Number of Portfolio Holdings*	460
Total Management Fee Paid	$5,304,036
Portfolio Turnover Rate	22.85%
[8]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin California Intermediate-Term Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FRCZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin California Intermediate-Term Tax-Free Income Fund for the period July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$49	0.49%
[9]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2025, Advisor Class shares of Franklin California Intermediate-Term Tax-Free Income Fund returned 1.64%. The Fund compares its performance to the Bloomberg Municipal M.F. CA Intermediate Index, which returned 3.40% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Underweight bonds with 10 years to maturity
↑	Overweight bonds with two years to maturity
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Security selection in AA rated bonds
↓	Overweight bonds with 20 to 30 years to maturity
↓	Overweight bonds with no external credit rating

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2025

	1 Year	5 Year	10 Year
Advisor Class	1.64	0.49	1.71
Bloomberg Municipal Bond Index	1.11	0.51	2.20
Bloomberg Municipal M.F. CA Intermediate Index	3.40	0.51	1.95

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,299,143,665
Holdings Count | $ / shares	460	[10]
Advisory Fees Paid, Amount	$ 5,304,036
Investment Company Portfolio Turnover	22.85%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,299,143,665
Total Number of Portfolio Holdings*	460
Total Management Fee Paid	$5,304,036
Portfolio Turnover Rate	22.85%
[10]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.